STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' DEFICIT
STOCKHOLDERS' DEFICIT

NOTE 12: STOCKHOLDERS’ DEFICIT

As discussed in Note 1 and Note 5, on July 12, 2024, the Company consummated the Business Combination, which has been accounted for as a reverse recapitalization. Pursuant to the Certificate of Incorporation as amended on July 12, 2024 and as a result of the reverse recapitalization, the Company has retrospectively adjusted the Legacy ConnectM preferred shares and Legacy ConnectM common shares issued and outstanding prior to July 12, 2024 to give effect to the Exchange Ratio used to determine the number of shares of common stock of the combined entity into which they were converted.

The Company is authorized to issue 100,000,000 shares of common stock at $0.0001 par and 10,000,000 shares of preferred stock at $0.0001 par. As of December 31, 2024 and 2023 there was 29,093,289 and 13,338,437, respectively, of common stock issued and outstanding and no shares of preferred stock issued and outstanding. The following shares of common stock are reserved for future issuance:

Legacy Warrants	$77,494
Public Warrants	9,200,000
Private Placement Warrants	3,040,000
July 2024 Warrants	750,000
Legacy Options	473,929
2023 Equity Incentive Plan	2,113,405
Total	$15,654,828

The rights, preferences and privilege of common stock are as follows:

Voting rights – the common stock possesses all voting power of the Company. Each share of common stock is entitled to one vote.

Dividend rights – the holders of common stock are entitled to receive dividends and other distributions, as and if declared by the Board out of assets or funds of the Company legally available and shall share equally on a per share basis.

Liquidation – in the event of any liquidation, dissolution or winding up of the Company, after payment or provision of payment of the debts and other liabilities of the Company, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of common stock held by them

Common stock issuances:

In January, 2024, the Legacy ConnectM issued 5,000 shares of Legacy ConnectM common stock with a fair value of approximately $35,000. These shares of Legacy ConnectM common stock were exchanged for 16,607 shares of the Company’s common stock on the Merger Closing Date (see Note 5).

In July 2024, immediately prior to the closing of the Business Combination, Legacy ConnectM issued 321,429 shares of Legacy ConnectM common stock in connection with the conversion of certain convertible debt instruments (see Note 10). These shares of Legacy ConnectM common stock were exchanged for 1,067,592 shares of the Company’s common stock on the Merger Closing Date (see Note 5). These shares had a fair value of $3,779,223.

In July 2024, the Company consummated the Business Combination, in which 6,701,421 shares of the Company’s common stock were issued (see Note 5).

In October 2024, the Company issued 160,000 shares of the Company’s common stock as consideration in acquisition of a business with a fair value of approximately $161,000, as determined by the closing share price on the date of issuance (see Note 6).

In October 2024, the Company reached a legal settlement with a vendor relating to past due amounts owed. In accordance with the settlement, as additional consideration, the Company was required to issue 125,000 shares to the vendor. The fair value of these shares was $133,750. This expense is included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2024, the Company issued shares of the Company’s common stock to extinguish obligations to certain vendors and lenders (see Note 11 and Note 19) as follows:

Issuance Date	Shares Issued	Fair Value
9/12/2024*	2,433,550	$2,652,570
9/12/2024*	1,326,125	1,445,476
9/12/2024	189,375	206,419
9/24/2024	1,557,796	1,962,823
9/24/2024	269,648	339,756
11/13/2024	72,800	60,861
11/13/2024	136,000	113,696
12/27/2024	206,234	247,481
	6,534,776	$7,461,574

*Related party transaction. See Note 18 – Related Party Transactions for additional information.

The Company determined the fair value of its common stock for each issuance using the closing share price on the date of issuance.

During the year ended December 31, 2024, the Company issued shares of the Company’s common stock to vendors as consideration for services to be performed (see Note 13) as follows:

Issuance Date	Shares Issued	Fair Value
7/25/2024	150,000	178,500
12/1/2024	100,000	91,000
12/1/2024	35,000	31,850
12/27/2024	600,000	1,428,000
	885,000	$1,729,350

The Company determined the fair value of its common stock for each issuance using the closing share price on the date of issuance.

Standby Equity Purchase Agreement

In December 2024, the Company entered into a SEPA with YA II PN, LTD., an exempt limited partnership from the Cayman Islands (“Yorkville”). Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to $25,000,000 of shares of the Company’s common stock at the Company’s request any time during the commitment period commencing on December 17, 2024 (the Effective Date”) and continuing for a term of three years (“Purchased Put Option”). Yorkville agrees to advance to the Company $4,500,000 (the “Pre-Paid Advance”), less a discount of 8.0%. of the principal amount, as evidenced by convertible promissory notes in two tranches. The first tranche of $2,500,000 was advanced to the Company on the Effective Date of the SEPA (see Note 10) and the second tranche of $2,000,000 to be advanced on the later of (i) the initial registration statement becoming effective and (ii) the Company’s receipt of shareholder approval to issue shares of the Company’s common stock in excess of the exchange cap, as defined in the SEPA. The SEPA will automatically terminate on the earlier to occur of (i) January 1, 2028, provided that if any Pre-Paid Advance is then outstanding, termination shall be delayed until such date that all Pre-Paid Advances are repaid, and (ii) the date on which Yorkville shall have made payment of advances pursuant to the SEPA for Common Stock equal to the commitment amount of $25,000,000.

Each advance that the Company issues in writing to Yorkville under the SEPA (each, an “Advance,” and notice of such request, an “Advance Notice”) may be in an amount of Common Stock up to the aggregate daily trading volume of Common Stock for the five trading days prior to the Company requesting an Advance. The purchase price for the shares of Common Stock set forth in the Advance is determined by multiplying the market price of the Company’s common stock by 97% of the lowest daily VWAP during the applicable three consecutive trading day pricing period for any Advance Notice delivered by the Company Additionally, the Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Yorkville. Once the Company draws on the SEPA, the related number of shares issuable constitutes a forward contract to issue common stock (“Forward Contract”).

Pursuant to the terms of the SEPA, at any time that there is a balance outstanding under the SEPA Convertible Note, Yorkville has the right to receive shares to pay down the principal balance, and may select the timing and delivery of such shares (via an “Investor Notice”), in an amount up to the outstanding principal balance on the SEPA Convertible Note at a purchase price equal $2.00 per share of the Company’s common stock (the “Fixed Price”). If the Company is not current on its payment obligations, the Yorkville is entitled to a purchase price equal to (i) 93% of the lowest daily Volume Weighted Average Price (“VWAP”) of the Company’s common stock on Nasdaq during the 10 consecutive Trading Days immediately preceding the Conversion Date or other date of determination (the “Variable Price”). The Variable Price shall not be lower than $0.1418 per share (the “Floor Price”), (ii) the Variable Price at any time on or after the determination of the Valuation Date of the forward purchase agreement (see Note 14), or (iii) the Variable Price on the earlier of March 17, 2025 or the effective date of the initial registration statement.

Any purchase under an Advance would be subject to certain limitations, including that Yorkville shall not purchase or acquire any shares that would result in it and its affiliates beneficially owning more than 4.99% of the then outstanding voting power or number of shares of the Company’s common stock or any shares that, aggregated with shares issued under all other earlier Advances, would exceed 19.99% of all shares of the Company’s common stock of the Company outstanding on the date of the SEPA, unless Company shareholder approval was obtained allowing for issuances in excess of such amount.

As consideration, the Company agreed (i) and paid a structuring fee in the amount of $25,000 and (ii) to pay a commitment fee of $375,000, of which (a) one-half of the commitment fee was paid through the issuance of 264,456 shares of the Company’s common stock with a fair value of $187,500, as determined using the closing price on the date of issuance and (b) one-half of the commitment fee is due on June 17, 2025 in cash (or by way of an Advance). The structuring fee and commitment fee were expensed in full immediately following the consummation of the SEPA, according to ASC 815, and recorded within the general and administrative expense line item in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

Pursuant to the terms of the SEPA, the proceeds of the SEPA are restricted from being used

●	to repay any advances or loans to executives, directors, or employees
●	to make payments on related party obligations
●	to repay advances or loans to Related Lenders, as defined in the SEPA, without the prior written consent of Yorkville or until the balance under the Pre-Paid Advances is less than $1,000,000
●	to fund or facilitated, directly or indirectly, any activities or business with a person, entity, territory, or country subject to Sanctions, as defined in the SEPA, or is a Sanctioned Country, as defined in the SEPA
●	in any manner that will result in a violation of Sanctions or applicable laws
●	to loan, invest or transfer any cash proceeds, or property acquired with cash proceeds from the Pre-Paid Advance to a subsidiary without approval from Yorkville

While amounts are outstanding under the Pre-Paid Advance, the Company

●	may not effect a reverse stock split or share consolidation.
●	shall prepay amounts owed under the Pre-Paid Advance in an amount equal to 20.0% of the net proceeds of a new financing transaction to Yorkville, unless waived by Yorkville
●	shall pay 100.0% of proceeds received from any disbursements of the FPA to Yorkville, unless waived by Yorkville

Yorkville retains the right of participation for twelve months from the Effective Date of the SEPA to participate in an amount up to 25.0% of a financing transaction, as defined in the SEPA. The Company is required to maintain a minimum cash balance equal to the lesser of (a) $2,000,000 and (b) the sum of the next three Installment Payments, as defined in the promissory note, coming due. As of December 31, 2024, the minimum cash balance required was approximately $833,000.

As of the date of this filing, the Company has not made certain scheduled payments under the SEPA Convertible Note or made timely SEC filings and is therefore in default under the agreement. However, Yorkville has not issued a formal notice of default, and the Company remains in ongoing discussions with Yorkville regarding a potential resolution and restructuring of the outstanding obligations.

Warrants

Public Warrants: On May 10, 2022, MCAC completed an initial public offering that included warrants for shares of common stock (the “Public Warrants”). Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Merger Closing Date, there were 9,200,000 Public Warrants issued and outstanding.

Private Placement Warrants: Simultaneous with MCAC’s initial public offering in May 2022, MCAC’s sponsor purchased warrants at a purchase price of $1.00 per warrant in a private placement (the “Private Placement Warrants”). The Private Placement Warrants may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Placement Warrants have terms and provisions identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Placement Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On the Merger Closing Date, there were 3,040,000 Private Placement Warrants issued and outstanding.

July 2024 Warrants: On July 10, 2024, MCAC issued 750,000 warrants (the “July 2024 Warrants”) in respect to the cancellation and conversion of $750,000 of principal underlying certain convertible promissory notes by and between MCAC and its Sponsor, with each whole warrant entitling the holder to purchase one share of MCAC’s Class A Common Stock at a price of $11.50 per share.

Legacy Warrants: In connection with the issuance of the 2022 Notes, Legacy Warrants with an exercise price of $12.00 per warrant were issued. Such warrants are exercisable into one share of the Company’s common stock at any point for a period of ten years from the date of issuance on February 22, 2032. The warrants are exercisable. The warrants are not transferable, nor do they carry any voting rights or other rights of a shareholder. The holders of the warrants cannot net settle, and all exercises of such warrants must be completed in cash.

A summary of warrants activity is as follows:

			Weighted-average
		Weighted-average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding at January 1, 2023	77,494	$3.61	9.2
Issued	—	—	—
Assumed	—	—	—
Expired	—	—	—
Outstanding at December 31, 2023	77,494	3.61	8.2
Issued	—	—	—
Assumed	12,990,000	11.50	—
Expired	—	—	—
Outstanding at December 31, 2024	13,067,494	$11.45	4.6
Exercisable at December 31, 2024	13,067,494	$11.45	4.6

As of December 31, 2024 the outstanding and exercisable warrants have an intrinsic value of $0 and $0, respectively.

Purchase of subsidiary’s stock

In May 2024, the Company paid $60,000 and settled a Sellers Note of approximately $109,000 to acquire shares of a subsidiary from a noncontrolling interest holder (see Note 11). The Company’s ownership of the subsidiary increased from 90.0% as of December 31, 2023 to 95.0% as of May 31, 2024.